Permanent Equity and Temporary Equity (Details) - USD ($)		1 Months Ended
	Nov. 03, 2020	Oct. 31, 2017	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 04, 2020	Dec. 31, 2019	May 31, 2017
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized				1,000,000	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)				0	0		0
Preferred stock, shares outstanding (in shares)				0	0		0
Common stock, shares outstanding					8,625,000
Dividens shares		0.17
Number includes an aggregate sahres	1,125,000
Converted shares, percentage			20.00%	20.00%
Common stock shares subject to possible redemption.					29,846,985
Sponsors [Member]
Stockholders' Equity (Details) [Line Items]
Sponsors holding shares	8,625,000
Founder shares [Member]
Stockholders' Equity (Details) [Line Items]
Founder shares	1,125,000
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares outstanding (in shares)				4,034,435
Common stock, shares authorized			400,000,000	400,000,000	400,000,000		400,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding				4,034,435	4,653,015	34,500,000	0
Sponsors price, per share (in Dollars per share)						$ 11.50
Common stock, shares issued				4,034,435	4,653,015		0
Common stock shares subject to possible redemption.				30,465,565	29,846,985
Common Class B [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			50,000,000	50,000,000	50,000,000		50,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding				8,625,000	8,625,000		8,625,000
Common stock, shares issued				8,625,000	8,625,000		8,625,000
Common Class B [Member] | Sponsors [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares outstanding								8,625,000
Sponsors price, per share (in Dollars per share)								$ 0.003
Dividend price (in Dollars)								$ 25,000